Net (Loss) Income Per Share - Schedule of Antidilutive Securities Excluded from Diluted Net Loss Per Share Footnote (Details)		1 Months Ended	12 Months Ended
	Jan. 07, 2021	Jan. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock exchange ratio	206.81%	206.81%	206.81%
Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock exchange ratio	206.81%	206.81%